STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.1%
Automobiles & Components - .6%
Gentherm Inc.	29,565	[a]	2,116,558
Stoneridge Inc.	72,783	[a]	1,724,229
			3,840,787
Banks - 9.0%
BankUnited Inc.	95,847		3,519,502
Banner Corp.	23,865		1,685,346
Capstar Financial Holdings Inc.	19,436		347,904
Central Pacific Financial Corp.	50,875		1,078,041
Columbia Banking System Inc.	78,770		2,682,906
CVB Financial Corp.	69,908		2,004,961
Essent Group Ltd.	124,238		4,980,701
First Bancorp/NC	37,083		1,803,346
First Bancorp/Puerto Rico	321,933		4,951,330
First Hawaiian Inc.	39,556		1,050,212
First Interstate BancSystem Inc., Cl. A	129,525		5,649,880
First Merchants Corp.	56,392		2,493,090
HarborOne Bancorp Inc.	82,466		1,206,478
Heritage Commerce Corp.	111,982		1,591,264
Heritage Financial Corp.	41,024		1,349,690
National Bank Holdings Corp., Cl. A	33,787		1,571,433
Seacoast Banking Corp. of Florida	56,999		1,959,626
SouthState Corp.	10,259		901,253
Synovus Financial Corp.	77,548		3,267,097
Texas Capital Bancshares Inc.	77,219	[a]	4,632,368
UMB Financial Corp.	16,732		1,430,921
United Community Bank Inc.	49,050		1,911,479
Webster Financial Corp.	33,040		1,795,394
			53,864,222
Capital Goods - 12.8%
AerCap Holdings NV	25,532	[a]	1,567,665
Aerojet Rocketdyne Holdings Inc.	45,297	[a]	2,355,444
AeroVironment Inc.	19,639	[a]	1,806,592
Armstrong World Industries Inc.	29,506		2,254,553
Astec Industries Inc.	25,270		1,117,945
BWX Technologies Inc.	41,617		2,534,059
Construction Partners Inc., Cl. A	172,262	[a]	4,926,693
Curtiss-Wright Corp.	13,549		2,393,431
Dycom Industries Inc.	26,194	[a]	2,387,321
EMCOR Group Inc.	18,353		2,842,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Capital Goods - 12.8% (continued)
Energy Recovery Inc.	148,855	[a]	3,450,459
EnerSys	48,538		3,668,502
EnPro Industries Inc.	8,822		1,048,054
Flowserve Corp.	89,463		2,805,560
Fluor Corp.	373,768	[a,b]	12,562,342
Gibraltar Industries Inc.	20,246	[a]	1,024,650
GrafTech International Ltd.	34,779		187,807
Granite Construction Inc.	54,224		1,953,148
Hyster-Yale Materials Handling Inc.	3,274		95,863
Lindsay Corp.	7,201		1,270,904
Matrix Service Co.	228,917	[a]	1,172,055
Maxar Technologies Inc.	85,419		2,067,140
MDU Resources Group Inc.	60,209		1,895,981
Mercury Systems Inc.	89,621	[a]	4,554,539
MSC Industrial Direct Co., Cl. A	20,891		1,793,075
SiteOne Landscape Supply Inc.	12,269	[a]	1,540,128
Spirit AeroSystems Holdings Inc., Cl. A	60,049		1,573,884
Terex Corp.	53,688		2,464,816
The AZEK Company	65,200	[a]	1,260,968
Titan Machinery Inc.	62,069	[a]	2,732,898
Wabash National Corp.	123,991		3,108,454
			76,417,810
Commercial & Professional Services - 2.2%
CACI International Inc., Cl. A	14,496	[a]	4,527,101
Huron Consulting Group Inc.	9,523	[a]	741,461
KBR Inc.	82,340		4,254,508
Korn Ferry	18,014		1,027,338
Li-Cycle Holdings Corp.	120,841	[a]	769,757
The Brink's Company	32,295		1,929,626
			13,249,791
Consumer Durables & Apparel - 3.2%
Allbirds Inc., CI. A	363,897	[a]	1,048,023
Capri Holdings Ltd.	25,574	[a]	1,466,669
Cavco Industries Inc.	7,026	[a]	1,613,380
GoPro Inc., Cl. A	560,405	[a]	3,071,019
Helen of Troy Ltd.	1,103	[a]	108,690
Meritage Homes Corp.	30,659	[a]	2,649,244
Oxford Industries Inc.	1,211		136,673
Peloton Interactive Inc., Cl. A	263,105	[a,b]	2,994,135
Skechers USA Inc., CI. A	5,616	[a]	236,827
Sonos Inc.	31,657	[a,b]	554,947
The Lovesac Company	25,600	[a]	666,880
Topgolf Callaway Brands Corp.	221,210	[a,b]	4,634,349
			19,180,836

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Consumer Services - 3.3%
Bloomin' Brands Inc.	140,227		3,157,912
Chuy's Holdings Inc.	7,400	[a]	234,506
European Wax Center Inc., Cl. A	77,995	[a,b]	1,130,928
Genius Sports Ltd.	982,243	[a]	5,029,084
Membership Collective Group Inc., Cl. A	86,382	[a,b]	388,719
Papa John's International Inc.	22,597	[b]	1,881,426
Planet Fitness Inc., Cl. A	77,073	[a]	6,039,440
Six Flags Entertainment Corp.	80,039	[a]	1,928,140
			19,790,155
Diversified Financials - 1.8%
Bread Financial Holdings Inc.	27,615		1,133,043
Cannae Holdings	57,916	[a]	1,341,914
Cohen & Steers Inc.	12,399		821,434
Federated Hermes Inc.	89,992		3,416,096
LPL Financial Holdings Inc.	1,369		324,056
MarketWise Inc.	128,996	[a]	245,092
PJT Partners Inc., Cl. A	40,509		3,119,598
PROG Holdings Inc.	7,569	[a]	149,034
WisdomTree Investments Inc.	20,160		112,291
			10,662,558
Energy - 6.8%
Cactus Inc., Cl. A	150,048		8,161,111
ChampionX Corp.	70,289		2,167,713
Chesapeake Energy Corp.	10,276		1,063,566
CNX Resources Corp.	267,630	[a,b]	4,648,733
Comstock Resources Inc.	71,924		1,319,805
EQT Corp.	160,184		6,793,403
Frontline Ltd.	22,295		308,340
Helix Energy Solutions Group Inc.	234,560	[a]	1,496,493
Liberty Energy Inc.	104,741		1,731,369
PBF Energy Inc., Cl. A	164,596		6,545,983
Viper Energy Partners LP	194,176		6,413,633
			40,650,149
Food & Staples Retailing - 1.5%
Grocery Outlet Holding Corp.	159,241	[a]	4,820,225
The Chefs' Warehouse Inc.	113,313	[a]	4,402,210
			9,222,435
Food, Beverage & Tobacco - 1.6%
Fresh Del Monte Produce Inc.	48,217		1,334,647
Freshpet Inc.	65,284	[a]	4,375,334
J&J Snack Foods Corp.	9,986		1,637,904
The Boston Beer Company, Cl. A	4,344	[a]	1,669,703
The Simply Good Foods Company	20,602	[a]	822,020
			9,839,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Health Care Equipment & Services - 10.1%
1Life Healthcare Inc.	153,256	[a]	2,603,819
Acadia Healthcare Co.	67,148	[a]	5,980,201
Amedisys Inc.	34,299	[a]	3,124,296
AtriCure Inc.	42,373	[a]	1,930,514
Embecta Corp.	50,769	[a,b]	1,671,315
Encompass Health Corp.	39,883		2,332,358
Enovis Corp.	10,516	[a]	569,231
Evolent Health Inc., Cl. A	199,254	[a]	5,736,523
Figs Inc., Cl. A	142,271	[a,b]	1,113,982
Inspire Medical Systems Inc.	6,847	[a]	1,654,030
iRhythm Technologies Inc.	13,770	[a]	1,501,619
Merit Medical Systems Inc.	44,014	[a]	3,169,008
ModivCare Inc.	36,789	[a]	2,832,753
NuVasive Inc.	56,851	[a]	2,208,093
Omnicell Inc.	28,471	[a]	1,469,388
Outset Medical Inc.	84,253	[a]	1,776,053
Privia Health Group Inc.	322,073	[a]	7,707,207
R1 RCM Inc.	311,975	[a]	2,823,374
Select Medical Holdings Corp.	121,025		2,974,794
TransMedics Group Inc.	120,374	[a]	7,447,539
			60,626,097
Household & Personal Products - 1.2%
Inter Parfums Inc.	44,922		4,280,617
Spectrum Brands Holdings Inc.	51,139		2,724,175
			7,004,792
Insurance - 1.8%
BRP Group Inc., Cl. A	147,188	[a]	4,421,528
Palomar Holdings Inc.	20,120	[a]	1,262,329
Selective Insurance Group Inc.	19,358	[b]	1,860,691
The Hanover Insurance Group Inc.	19,827		2,920,517
			10,465,065
Materials - 4.0%
Alamos Gold Inc., Cl. A	836,673		8,115,728
Carpenter Technology Corp.	61,581		2,528,516
Constellium SE	155,310	[a]	1,933,609
Hecla Mining Co.	334,703	[b]	1,824,131
Largo Inc.	215,675	[a,b]	1,203,467
Livent Corp.	25,986	[a,b]	727,348
Materion Corp.	23,187	[b]	1,867,945
MP Materials Corp.	44,727	[a]	1,487,173
Royal Gold Inc.	17,006		1,910,284
Schnitzer Steel Industries Inc., Cl. A	34,222		1,174,841
Tronox Holdings PLC	84,903		1,199,679
			23,972,721

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Media & Entertainment - 3.1%
Eventbrite Inc., Cl. A	425,507	[a,b]	3,101,946
IMAX Corp.	109,892	[a]	1,856,076
John Wiley & Sons Inc., Cl. A	20,946		993,050
Lions Gate Entertainment Corp., Cl. A	134,585	[a,b]	1,028,229
Lions Gate Entertainment Corp., Cl. B	146,308	[a]	1,041,713
Magnite Inc.	394,716	[a]	4,385,295
Manchester United PLC, Cl. A	102,533	[a,b]	2,265,979
Scholastic Corp.	33,949		1,395,983
TrueCar Inc.	326,530	[a]	813,060
Ziff Davis Inc.	15,224	[a,b]	1,404,566
			18,285,897
Pharmaceuticals Biotechnology & Life Sciences - 6.3%
10X Genomics Inc., CI. A	13,699	[a]	529,603
Alkermes PLC	252,381	[a]	6,254,001
Ascendis Pharma A/S, ADR	9,948	[a,b]	1,224,201
Beam Therapeutics Inc.	18,533	[a,b]	856,039
Biohaven Ltd.	18,027	[a]	285,187
Crinetics Pharmaceuticals Inc.	82,797	[a]	1,479,582
Cytokinetics Inc.	28,001	[a]	1,190,043
Denali Therapeutics Inc.	134,189	[a]	4,281,971
Insmed Inc.	48,563	[a]	897,930
Karuna Therapeutics Inc.	7,628	[a]	1,794,945
Keros Therapeutics Inc.	7,349	[a]	366,274
Kymera Therapeutics Inc.	61,564	[a]	1,784,125
MeiraGTx Holdings PLC	34,650	[a]	213,444
NanoString Technologies Inc.	63,025	[a]	440,545
Pacific Biosciences of California Inc.	48,058	[a]	516,624
PTC Therapeutics Inc.	48,238	[a]	2,001,395
Sarepta Therapeutics Inc.	37,695	[a]	4,629,323
Twist Bioscience Corp.	38,050	[a]	1,040,668
Ultragenyx Pharmaceutical Inc.	33,252	[a]	1,207,048
uniQure NV	32,529	[a,b]	860,717
Vanda Pharmaceuticals Inc.	24,695	[a]	269,422
Xenon Pharmaceuticals Inc.	144,095	[a]	5,314,224
			37,437,311
Real Estate - 3.8%
Agree Realty Corp.	33,043	[c]	2,311,358
Colliers International Group Inc.	24,557	[b]	2,324,811
Douglas Elliman Inc.	110,437		455,000
EPR Properties	86,776	[c]	3,610,749
Highwoods Properties Inc.	3,740	[c]	111,452
Newmark Group Inc., Cl. A	21,479		182,142
Pebblebrook Hotel Trust	173,099	[c]	2,882,098
Physicians Realty Trust	147,861	[c]	2,207,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Real Estate - 3.8% (continued)
Potlatchdeltic Corp.	42,403	[b,c]	2,026,439
Rayonier Inc.	23,370	[c]	838,516
Ryman Hospitality Properties Inc.	7,191	[c]	658,192
STAG Industrial Inc.	29,480	[c]	970,187
Sunstone Hotel Investors Inc.	158,605	[c]	1,743,069
Terreno Realty Corp.	17,126	[c]	1,004,269
Urban Edge Properties	73,202	[c]	1,151,467
			22,477,314
Retailing - 4.5%
Designer Brands Inc., Cl. A	172,211	[b]	2,634,828
Farfetch Ltd., Cl. A	108,487	[a]	922,140
Funko Inc., Cl. A	90,918	[a,b]	863,721
National Vision Holdings Inc.	116,186	[a]	4,700,886
Ollie's Bargain Outlet Holdings Inc.	184,127	[a]	11,213,334
Petco Health & Wellness Co.	142,843	[a]	1,576,987
Urban Outfitters Inc.	53,857	[a]	1,558,622
Warby Parker Inc., Cl. A	208,934	[a,b]	3,558,146
			27,028,664
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc.	3,209	[a]	295,966
MaxLinear Inc.	102,723	[a]	3,759,662
MKS Instruments Inc.	2,609		218,791
Power Integrations Inc.	35,004		2,817,122
Semtech Corp.	54,986	[a]	1,690,270
SkyWater Technology Inc.	48,121	[a,b]	474,954
			9,256,765
Software & Services - 6.2%
A10 Networks Inc.	113,974		2,132,454
AvidXchange Holdings Inc.	156,058	[a]	1,345,220
Cognyte Software Ltd.	29,967	[a]	88,403
DigitalOcean Holdings Inc.	80,799	[a,b]	2,410,234
DoubleVerify Holdings Inc.	147,515	[a]	3,864,893
Edgio Inc.	946,016	[a,b]	1,362,263
Everbridge Inc.	26,545	[a]	866,429
Flywire Corp.	7,846	[a]	170,180
HubSpot Inc.	11,879	[a]	3,599,693
JFrog Ltd.	154,369	[a,b]	3,393,031
nCino Inc.	20,889	[a]	545,621
Paya Holdings Inc.	784,253	[a]	7,301,395
Progress Software Corp.	55,053		2,935,426
Rapid7 Inc.	29,060	[a]	854,364
Twilio Inc., Cl. A	38,942	[a]	1,908,937
Verint Systems Inc.	34,871	[a]	1,371,476

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Software & Services - 6.2% (continued)
Zuora Inc., Cl. A	392,848	[a]	3,017,073
			37,167,092
Technology Hardware & Equipment - 5.5%
ADTRAN Holdings Inc.	322,238	[b]	6,531,764
Arlo Technologies Inc.	270,210	[a]	1,032,202
Calix Inc.	86,419	[a]	6,161,675
Corsair Gaming Inc.	40,636	[a]	685,529
Extreme Networks Inc.	453,396	[a]	9,507,714
Itron Inc.	72,732	[a]	3,867,888
Lumentum Holdings Inc.	55,183	[a]	3,031,754
nLight Inc.	156,045	[a]	1,694,649
Ondas Holdings Inc.	65,503	[a,b]	169,653
			32,682,828
Telecommunication Services - .1%
Bandwidth Inc., Cl. A	36,694	[a]	838,825
Transportation - .4%
Alaska Air Group Inc.	8,994	[a]	426,675
SkyWest Inc.	114,831	[a]	2,118,632
			2,545,307
Utilities - 3.8%
Atlantica Sustainable Infrastructure PLC	43,145	[b]	1,203,746
Avista Corp.	32,364		1,335,986
Chesapeake Utilities Corp.	14,166		1,696,095
Clearway Energy Inc., Cl. C	152,885	[b]	5,418,244
NextEra Energy Partners LP	80,395		6,470,994
NorthWestern Corp.	28,627		1,672,103
PNM Resources Inc.	21,652		1,060,948
Portland General Electric Co.	42,288	[b]	2,081,838
Southwest Gas Holdings Inc.	29,092		1,991,638
			22,931,592
Total Common Stocks (cost $481,983,252)			569,438,621

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 ETF	10,924	[b]	2,046,830
iShares Russell 2000 Value ETF	14,496		2,166,282
Total Exchange-Traded Funds (cost $4,098,437)			4,213,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $22,662,931)	3.94	22,662,931	[d]	22,662,931

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,941,127)	3.94	12,941,127	[d]	12,941,127
Total Investments (cost $521,685,747)		101.8%		609,255,791
Liabilities, Less Cash and Receivables		(1.8%)		(10,744,924)
Net Assets		100.0%		598,510,867

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $58,300,458 and the value of the collateral was $57,787,845, consisting of cash collateral of $12,941,127 and U.S. Government & Agency securities valued at $44,846,718. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	569,438,621	-	-	569,438,621
Exchange-Traded Funds	4,213,112	-	-	4,213,112
Investment Companies	35,604,058	-	-	35,604,058

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $87,570,044, consisting of $142,388,931 gross unrealized appreciation and $54,818,887 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.